Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2021
Quarterly Financial Information Disclosure [Abstract]
Unaudited condensed financial data by quarter
Unaudited condensed financial data by quarter for the years ended December 31, 2021 and 2020 is as follows (dollars, except per share data, in thousands):

	Quarter ended
	3/31/2021	6/30/2021	9/30/2021	12/31/2021
Interest Income	$9,098	$8,717	$9,668	$9,634
Interest Expense	1,078	978	845	924
Net Interest Income	8,020	7,739	8,823	8,710
Provision for Loan Losses	(870)	(735)	(665)	(134)
Net Interest Income After Provision for Loan Losses	8,890	8,474	9,488	8,844
Non-interest Income	2,774	2,687	4,530	2,642
Non-interest Expense	7,610	7,446	8,049	8,942
Income Before Income Tax	4,054	3,715	5,969	2,544
Provision for Income Taxes	875	791	1,327	516
Net Income	$3,179	$2,924	$4,642	$2,028
Basic Net Income Per Common Share	$0.98	$0.90	$1.43	$0.62
Basic Weighted Average Shares Outstanding	3,252,884	3,252,884	3,252,884	3,252,884

	Quarter ended
	3/31/2020	6/30/2020	9/30/2020	12/31/2020
Interest Income	$9,095	$9,098	$9,339	$9,564
Interest Expense	2,219	1,756	1,431	1,175
Net Interest Income	6,876	7,342	7,908	8,389
Provision For Loan Losses	700	700	2,200	—
Net Interest Income After Provision for Loan Losses	6,176	6,642	5,708	8,389
Non-interest Income	2,796	2,806	2,988	2,831
Non-interest Expense	7,644	6,991	7,686	7,388
Income Before Income Tax	1,328	2,457	1,010	3,832
Provision for Income Taxes	264	441	105	767
Net Income	$1,064	$2,016	$905	$3,065
Basic Net Income Per Common Share	$0.34	$0.62	$0.28	$0.94
Basic Weighted Average Shares Outstanding	3,092,455	3,252,884	3,252,884	3,252,884